Investment in Affiliates	12 Months Ended
Dec. 31, 2022
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Investment in Affiliates

6. Investment in affiliates

The following table summarizes the Group’s investment in affiliates by RMB and ownership percentage:

	As of December 31
	2021		2022		2022
	RMB	%	RMB	%	USD	%
Private equity funds that the Company serves as general partner or fund manager	70,477,177	—	—	—	—	—
Shanghai Jiakun Real Estate Development Co., Ltd ("Jiakun") (1)	29,983,575	44.4%	29,886,783	100.0%	4,333,176	100.0%
Changjiang Jupai (Shanghai) Finance Consulting Co., Ltd. (“Changjiang Jupai”)	12,155,030	25.0%	—	—	—	—
Shanghai Wuling Investment Center (“Wuling Center”)	3,967,860	1.2%	—	—	—	—
Shanghai Guochen Equity Management Co., Ltd. (“Guochen”)	3,077,549	8.3%	—	—	—	—
Shanghai Juzhi Investment Management Co., Ltd. (“Juzhi”)	1,265,531	50.0%	—	—	—	—
Others	1,260,629	—	—	—	—	—
Total investments	122,187,351		29,886,783		4,333,176

The investments above are accounted for using equity method of accounting.

(1)
The Group invested RMB30,000,000 for 44% equity interest in Shanghai Jiakun Real Estate Development Co., Ltd in January, 2021 and accounted for the investment with equity method accounting. The main operating business is real estate development and management.